OTHER LONG-TERM ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Other Long Term Assets [Abstract]
Schedule of other long-term assets, net
	December 31,
	2025	2024
Deferred tax	$3,021	$1,011
Financing receivables	1,002	-
Operating lease right-of-use asset	1,489	605
Security deposit	58	-

	$5,570	$1,616